Shareholder Report, Holdings (Details) - Fidelity Nasdaq Composite Index Fund	Nov. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%